Supplemental Information - Supplemental Information of Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 5,028	$ 5,567	$ 3,614	$ 5,199
Restricted cash	841	922
Trade receivables, net	1,345	1,362
Financing receivables, net	22,148	21,976	20,376
Inventories, net	8,552	7,410
Property, plant and equipment, net	7,142	7,090
Investments in unconsolidated subsidiaries and affiliates	616	645
Equipment under operating leases	1,104	1,059
Goodwill	2,499	2,504
Other intangible assets, net	791	810
Deferred tax assets	1,787	1,679
Derivative assets	199	261
Other assets	2,646	2,558
Total Assets	54,698	53,843
LIABILITIES AND EQUITY
Debt	31,296	29,866
Deferred tax liabilities	496	385
Pension, postretirement and other post-employment benefits	2,452	2,427
Derivative liabilities	123	94
Other liabilities	8,427	8,735
Total liabilities	49,606	48,876
Redeemable Noncontrolling interest	11	12
Equity	5,081	4,955	5,095	4,825
TOTAL EQUITY AND LIABILITIES	54,698	53,843
Industrial Activities [Member]
ASSETS
Cash and cash equivalents	4,245	4,010	2,820	3,890
Trade receivables, net	1,289	1,338
Financing receivables, net	4,798	5,826
Inventories, net	8,476	7,314
Property, plant and equipment, net	7,137	7,085
Investments in unconsolidated subsidiaries and affiliates	3,011	3,049
Equipment under operating leases	30	34
Goodwill	2,336	2,340
Other intangible assets, net	768	796
Deferred tax assets	1,550	1,437
Derivative assets	189	254
Other assets	1,996	1,884
Total Assets	35,825	35,367
LIABILITIES AND EQUITY
Debt	12,980	11,948
Trade payables	6,689	7,162
Deferred tax liabilities	321	225
Pension, postretirement and other post-employment benefits	2,424	2,419
Derivative liabilities	105	78
Other liabilities	8,214	8,568
Total liabilities	30,733	30,400
Redeemable Noncontrolling interest	11	12
Equity	5,081	4,955
TOTAL EQUITY AND LIABILITIES	35,825	35,367
Financial services [Member]
ASSETS
Cash and cash equivalents	783	1,557	794	1,309
Restricted cash	841	922
Trade receivables, net	125	88
Financing receivables, net	23,481	23,640
Inventories, net	76	96
Property, plant and equipment, net	5	5
Investments in unconsolidated subsidiaries and affiliates	140	129
Equipment under operating leases	1,074	1,025
Goodwill	163	164
Other intangible assets, net	23	14
Deferred tax assets	237	242
Derivative assets	12	10
Other assets	1,026	1,040
Total Assets	27,986	28,932
LIABILITIES AND EQUITY
Debt	24,447	25,408
Trade payables	194	273
Deferred tax liabilities	175	160
Pension, postretirement and other post-employment benefits	28	8
Derivative liabilities	20	19
Other liabilities	587	531
Total liabilities	25,451	26,399
Equity	2,535	2,533
TOTAL EQUITY AND LIABILITIES	$ 27,986	$ 28,932